NON-RECOURSE BORROWINGS - Schedule of Repayments on Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 15,140	$ 12,876
Deferred Financing Costs and Other on Subsidiary Borrowings	(65)
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,469
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,388
2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	715
2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	369
2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	6,309
Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	4,955
Total Principal repayments on Subsidiary Borrowings	15,205
Real Estate
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	6,702	6,265
Deferred Financing Costs and Other on Subsidiary Borrowings	(33)
Real Estate | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	725
Real Estate | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	826
Real Estate | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	369
Real Estate | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	369
Real Estate | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,412
Real Estate | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,034
Total Principal repayments on Subsidiary Borrowings	6,735
Renewable Power
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,546	2,147
Deferred Financing Costs and Other on Subsidiary Borrowings	(9)
Renewable Power | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	249
Renewable Power | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	295
Renewable Power | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	369
Renewable Power | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,642
Total Principal repayments on Subsidiary Borrowings	2,555
Infrastructure
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,666	2,719
Deferred Financing Costs and Other on Subsidiary Borrowings	(22)
Infrastructure | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	464
Infrastructure | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	517
Infrastructure | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	428
Infrastructure | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,279
Total Principal repayments on Subsidiary Borrowings	3,688
Private Equity
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,226	$ 1,745
Deferred Financing Costs and Other on Subsidiary Borrowings	(1)
Private Equity | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	31
Private Equity | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	45
Private Equity | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	51
Private Equity | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings
Private Equity | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,100
Private Equity | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Total Principal repayments on Subsidiary Borrowings	$ 2,227